LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT [Abstract]
LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
8.	LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT

The Company has two lenders financing its fleet of twenty Suezmax tankers; (1) the 2019 Senior Secured Credit Facility, including the $30 million Accordion Loan, secured by fourteen vessels built prior to 2017, and (2) the Financing of 2018-built vessels that is related to the three vessels built in 2018, the Financing of 2022-built vessels that is related to the two vessels built in 2022 and the Financing of Nordic Hawk that is related to the 2016-built vessel, Nordic Hawk, delivered to the Company in 2023.

2019 Senior Secured Credit Facility and $30 million Accordion Loan:

On February 12, 2019, the Company entered into a new five-year senior secured credit facility for $306.1 million (the “2019 Senior Secured Credit Facility”). Borrowings under the 2019 Senior Secured Credit Facility are secured by first priority mortgages over fourteen vessels built in the period from 2003 to 2017 and assignments of earnings and insurance. The loan is amortizing with a twenty-year maturity profile, carries a floating interest rate and was to mature in February 2025.

On December 16, 2020, the Company entered into a new loan agreement for the borrowing of $30.0 million (the “$30 million Accordion Loan”). The loan is considered an accordion loan to the 2019 Senior Secured Credit Facility loan agreement and has the same amortization profile, carries a floating interest rate and matures in February 2025.

On December 31, 2024, $72.6 million remains outstanding under the facility. All but $1.0 million, net of deferred financing cost of $0.07 million, which has been presented under Current Portion of Long-Term Debt has been classified as Long-Term Debt because it was refinanced on a long-term basis subsequent to year-end as explained below. The Excess Cash Flow payment generated from the earnings in the fourth quarter of 2024 has been waived by the lender.

The Company signed a new agreement with Beal Bank on February 6, 2025, for a five-year Senior Secured Credit Agreement with new terms, referred to as the Amended and Restated Agreement, in the amount of $150 million. The Amended and Restated Facility is a single loan with security in 7 Suezmax vessels. All other vessels that were secured under the old facility will no longer be part of the lender`s collateral. The agreement includes a repayment clause whereby excess cash is due to the lender and will be calculated based on the total aggregate revenue from the Vessels, less: (i) amounts due to the Lenders/Agent, and (ii) fixed amounts agreed upon by the Borrowers and the Lenders on the Closing Date expressed on a per Vessel, per day basis, which fixed amount represents the estimated direct operating expenses, capital expenditures, and G&A in respect of the Vessels. The actual percentage of Excess Cash will be a mandatory prepayment and will be determined at the time of such Excess Cash sweep based upon the then Loan to Value ratio (“LTV”). If the LTV is at such time less than 50%, the Excess Cash Sweep shall be 25%, If the LTV ratio is at such time greater than or equal to 50%, but less than 70%, the Excess Cash Sweep shall be 50%; and If the LTV ratio is greater than or equal to 70%, the Excess Cash Sweep shall be 100%. There is also a delayed draw facility incorporated into the facility to be used for additional fleet expansion. The seven vessels released from the collateral, offers financial flexibility as the vessels are debt free and unencumbered. The Amended and Restated Agreements includes an accelerated repayment clause that could be triggered in the event of a material adverse change in the business. However, given that the value of the collateral significantly exceeds the outstanding loan balance, the Company believes it is unlikely that this clause will be enforced by the lender.

The quarterly calculation of Excess Cash Flow instalments is subject to the Company`s internal control procedures. In the Amended agreement the Excess Cash Flow installments will be calculated bi-annually.

Financing of 2018-built Vessels

The Company has three vessels that were built and delivered in 2018. Under the terms of the financing agreement, the lender provided financing of 77.5% of the purchase price for each of the three vessels. Upon delivery of each of the vessels, the Company entered into ten-year bareboat charter agreements. The Company has obligations to purchase each vessel for $13.6 million upon the completion of the ten-year bareboat charter agreements and has the option to purchase the vessels after eighty-four months. The purchase options have to be declared six months in advance of the anniversaries for each vessel. The options related to the eighty-four month’s anniversaries expire during 2025. The financing agreements include interest charges composed of a floating term Secured Overnight Financing Rate (“SOFR”) element that is subject to annual adjustment, plus a margin of 4.52% and a credit adjustment spread of 0.26%. The Company has incurred $2.3 million in financing cost, which is amortized over the term of the financing arrangement and presented net of the outstanding loan balance. The financing agreement contains certain financial covenants requiring us on a consolidated basis to maintain a minimum value adjusted equity of $175.0 million and ratio of 25%, minimum liquidity of $20.0 million, and a minimum vessel value to outstanding lease clause.

The outstanding amounts under this financing arrangement were $78.1 million and $87.2 million as of December 31, 2024, and 2023, respectively, where $9.3 million and $8.9 million, net of deferred financing costs, have been presented as Current Portion of Long-Term Debt, respectively.

Subsequent to December 31, 2024, we have declared purchase options for 2 of the 2018-built Ocean Yield financed vessels that will require us to pay $24 million for each purchase option (equal to the outstanding debt). The transactions will take place during July and August 2025. The Company has options to available to finance the transaction including but not limited to payment from operating cashflows or from financing from its existing credit facility.

Financing of 2022-built Vessels

The two vessels, Nordic Harrier and Nordic Hunter, were delivered from Samsung shipyard in 2022. Under the terms of the financing agreement, the lender provided financing of 80.0% of the purchase price for each of the two vessels. Upon delivery of each of the vessels, the Company entered into ten-year bareboat charter agreements. The Company has obligations to purchase the vessels for $16.5 million for each vessel upon the completion of the ten-year bareboat charter agreements and has the option to purchase the vessels after sixty and eighty-four months. The purchase options have to be declared six months in advance of the anniversaries for each vessel. The financing agreements include interest charges composed of a floating SOFR element that is subject to quarterly adjustment, plus a margin of 4.50% and a credit adjustment spread of 0.26%. The financing agreements contain certain financial covenants requiring the Company on a consolidated basis to maintain a minimum liquidity of $20.0 million and a minimum vessel value to outstanding lease clause.

The outstanding amounts under this financing arrangement were $73.8 million and $79.4 million as of December 31, 2024, and 2023, respectively, where $5.4 million and $5.4 million, net of deferred financing costs, have been presented as Current Portion of Long-Term Debt, respectively.

Financing of Nordic Hawk

The 2016-built vessel, Nordic Hawk, was delivered to the Company in December 2023. Under the terms of the financing agreement, the lender provided financing of 75.0% of the purchase price. Upon delivery of the vessel, the Company entered into an eight-year bareboat charter agreement. The Company has an obligation to purchase the vessel for $5.9 million upon the completion of the eight-year bareboat charter agreement and has the option to purchase the vessel after sixty and eighty-four months. The financing agreement has an interest rate as of December 31, 2024, composed of a floating term SOFR element subject to quarterly adjustments and a margin of 4.76%. The financing agreement contains certain financial covenants requiring the Company on a consolidated basis to maintain a minimum liquidity of $20.0 million and a minimum vessel value to outstanding lease clause.

The outstanding amounts under this financing arrangement were $47.5 million and $53.5 million as of December 31, 2024, and 2023, respectively, where $5.9 million and $5.9 million, net of deferred financing costs, have been presented as Current Portion of Long-Term Debt, respectively.

As of December 31, 2024, the aggregate annual principal payments required to be made under the Company’s outstanding debt facilities are as follows:

Debt repayments in $’000s*	Total	2025	2026	2027	2028	2029	More than 5 years
2019 Senior Secured Credit Facility including the $30 mill Accordion Loan	72,561	72,561	0	0	0	0	0
Financing of 2018-built Vessels	78,101	9,534	9,974	10,143	48,450	0	0
Financing of 2022-built Vessels	73,836	5,500	5,500	5,500	5,515	5,500	46,321
Financing of Nordic Hawk	47,524	6,000	6,000	6,000	6,016	6,000	17,508
Total	272,022	93,595	21,474	21,643	59,981	11,500	63,829

The Company monitors compliance with financial covenants on a regular basis and as of December 31, 2024, the Company was in compliance with the financial covenants in its debt facilities. The financial minimum liquidity covenant has historically been the most sensitive covenant. As of December 31, 2024, the cash balance of the Company was $44.4 million.

On a regular basis, the Company performs cash flow projections to evaluate whether it will be in a position to cover the liquidity needs for the next 12-month period and the compliance with financial and security ratios under its existing and future financing agreements. In developing estimates of future cash flows, the Company makes assumptions about the vessels’ future performance, market rates, operating expenses, capital expenditure, fleet utilization, general and administrative expenses, loan repayments and interest charges. The assumptions applied are based on historical experience and future expectations.

The Company prepares cash flow projections for different scenarios and a key input factor to the cash flow projections is the estimated freight rates. The Company applies an average of several broker estimates in combination with own estimates for the coming 12-months’ period. The average freight rates achieved in 2024 have been strong compared to the historical long-term average freight rates achieved by the Company. As such, the Company has generated significant positive cash flows from operations that could be used for dividends, investments, or repayment of outstanding loan balances.

Given the strong market conditions, the availability of secured financing, a number of unencumbered vessels, and the renewed at-the-market (ATM) program, the Company believes it is well-positioned financially to meet its obligations and support future growth. We refer to note 12 for further information on the renewal of our ATM program.